CONSOLIDATED BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
CONSOLIDATED BUSINESS SEGMENT INFORMATION [Abstract]
CONSOLIDATED BUSINESS SEGMENT INFORMATION
7.	CONSOLIDATED BUSINESS SEGMENT INFORMATION

IFRS 8 “Operating Segments” requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Board of Directors.

The Company analyzes its businesses into four segments: (i) Natural Gas Transportation Services, subject to ENARGAS regulations, (ii) Liquids Production and Commercialization, (iii) Other Services including midstream, among others, and (iv) Telecommunications. These last three business segments are not regulated by ENARGAS. Production and Commercialization of Liquids segment is regulated by the SE.

Detailed information on each business segment for the years ended December 31, 2021, 2020 and 2019 is disclosed below:

Year ended December 31, 2021
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenues from sales	24,502,882	55,730,775	8,284,497	458,174	-	88,976,328
Intersegment revenues	900,366	-	-	-	(900,366)	-
Cost of sales	(15,605,559)	(28,892,483)	(3,744,808)	(320,069)	900,366	(47,662,553)
Administrative expenses	(1,961,181)	(340,938)	(239,182)	(23,505)	-	(2,564,806)
Selling expenses	(1,721,701)	(2,509,943)	(518,558)	(44,403)	-	(4,794,605)
Other operating results	(203,701)	321,809	10,318	390	-	128,816
Operating profit	5,911,106	24,309,220	3,792,267	70,587	-	34,083,180
Depreciation of property, plant and equipment	(7,107,114)	(613,390)	(1,890,279)	-	-	(9,610,783)

	Natural Gas Transportation	Commercialization of Liquids	Other Services	Telecommunications	Total
Identifiable assets	124,521,977	38,447,372	44,830,746	379,633	208,179,728
Identifiable liabilities	40,068,239	10,988,111	36,425,633	104,974	87,586,957

Year ended December 31, 2020
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenue from sales	35,473,714	41,654,904	6,587,852	616,791	-	84,333,261
Intersegment revenues	1,274,853	-	-	-	(1,274,853)	-
Cost of sales	(14,999,923)	(23,899,247)	(3,561,887)	(421,921)	1,274,853	(41,608,125)
Administrative expenses	(1,874,814)	(383,069)	(263,034)	(19,117)	-	(2,540,034)
Selling expenses	(2,202,715)	(1,775,087)	(452,460)	(49,299)	-	(4,479,561)
Other operating results	(66,624)	211,265	3,790	2,253	-	150,684
Impairment of PPE	(4,700,407)	-	-	-	-	(4,700,407)
Operating profit	12,904,084	15,808,766	2,314,261	128,707	-	31,155,818
Depreciation of property, plant and equipment	(6,887,092)	(577,768)	(1,835,005)	-	-	(9,299,865)

	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Identifiable assets	124,910,375	26,707,018	42,114,984	370,058	194,102,435
Identifiable liabilities	41,683,373	8,208,580	44,440,832	107,956	94,440,741

Year ended December 31, 2019
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenue from sales	46,483,347	47,547,304	5,192,071	567,664	-	99,790,386
Intersegment revenues	1,265,821	-	-	-	(1,265,821)	-
Cost of sales	(17,811,378)	(30,128,415)	(3,132,625)	(283,313)	1,265,821	(50,089,910)
Administrative expenses	(2,144,357)	(296,554)	(125,393)	(23,522)	-	(2,589,826)
Selling expenses	(2,760,919)	(2,856,792)	(543,314)	(85,047)	-	(6,246,072)
Other operating (expenses) / income	(281,373)	6,575	7,348	5,395	-	(262,057)
Operating profit	24,751,141	14,272,118	1,398,087	181,176	-	40,602,521
Depreciation of property, plant and equipment	(6,161,136)	(506,992)	(926,099)	-	-	(7,594,226)